Hartford Schroders US Small Cap Opportunities Fund Expense Example - Hartford Schroders US Small Cap Opportunities Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 672
Expense Example, with Redemption, 3 Years	963
Expense Example, with Redemption, 5 Years	1,274
Expense Example, with Redemption, 10 Years	2,156
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	313
Expense Example, with Redemption, 3 Years	681
Expense Example, with Redemption, 5 Years	1,175
Expense Example, with Redemption, 10 Years	2,536
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	619
Expense Example, with Redemption, 10 Years	1,372
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	168
Expense Example, with Redemption, 3 Years	539
Expense Example, with Redemption, 5 Years	935
Expense Example, with Redemption, 10 Years	2,044
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	447
Expense Example, with Redemption, 5 Years	778
Expense Example, with Redemption, 10 Years	1,716
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	619
Expense Example, with Redemption, 10 Years	1,378
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	351
Expense Example, with Redemption, 5 Years	615
Expense Example, with Redemption, 10 Years	1,367
Class F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	320
Expense Example, with Redemption, 5 Years	561
Expense Example, with Redemption, 10 Years	1,252
Class SDR
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	320
Expense Example, with Redemption, 5 Years	561
Expense Example, with Redemption, 10 Years	$ 1,252